Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 3,201,000	$ 5,381,000	$ 11,769,000
Impairment of goodwill	$ 0	$ 0